Movement in Provision for Credit Card and Debit Card Reward Points (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR
Commitments and Contingencies Disclosure [Line Items]
Opening provision of reward points	$ 21.7	1,300.7	858.0
Provision made during the year	16.8	1,008.9	1,093.5
Utilization/write back of provision	(9.6)	(577.2)	(626.5)
Effect of change in rate of accrual of reward points	(3.7)	(223.3)	141.1
Effect of change in cost of reward points	0	0	(165.4)
Closing provision of reward points	$ 25.2	1,509.1	1,300.7